Organization and Business Description (Tables)	12 Months Ended
Mar. 31, 2024
Organization and Business Description [Abstract]
Schedule of Lakeshore Group Legal Entity	As of March 31, 2024, Lakeshore Group consists of the following legal entities:
Legal Entity	Nature of Operations	Date of Incorporation	Place of Incorporation
Lakeshore Biopharma Co., Ltd. (“Lakeshore Biopharma”)***	Holding Company	November 16, 2020	Cayman Islands
YishengBio (Hong Kong) Holdings Limited (“HK Yisheng”)	Holding Company	December 28, 2020	Hong Kong
Lakeshore Biopharma (Singapore) Pte. Ltd. (“Singapore Yisheng”)**	Research and development of vaccines and therapeutic biologics	November 28, 2009	Singapore
Yisheng US Biopharma Inc. (“US Yisheng”)	Research of vaccines and therapeutic biologics	September 29, 2009	US
Liaoning Yisheng Biopharma Co., Ltd. (“Liaoning Yisheng”)*	Research and development, manufacturing and commercialization of vaccines and therapeutic biologics	May 26, 1994	PRC
Beijing Yisheng Biotechnology Co., Ltd. (“Beijing Yisheng”)	Research and development of vaccines and therapeutic biologics	February 4, 2021	PRC
Hudson Biomedical Group Co., Ltd.	Purpose of effecting a merger	August 15, 2022	Cayman Islands
YS Biopharma (Philippines) Inc. (“Philippines Yisheng”)	Researching, developing, producing, wholesaling and commercializing pharmaceutical products	May 9, 2023	Philippines
*

Liaoning Yisheng was incorporated May 26, 1994, and acquired by Lakeshore Group in fiscal 2005.

On March 26, 2024, Liaoning Yisheng Biopharma Co., Ltd. Beijing Branch (“Liaoning Yisheng Beijing Branch”) was incorporated for research and development, manufacturing and commercialization of vaccines and therapeutic biologics.

**

Singapore Yisheng was incorporated November 28, 2009, and acquired by Lakeshore Group in fiscal 2011. Singapore Yisheng was formerly known as Yisheng Biopharma (Singapore) Pte. Ltd. with the name effective on July 22, 2024

***	Lakeshore Biopharma, formerly known as YS Biopharma Co., Ltd, with the name effective on May 23, 2024.